Subsequent Events (Details Narrative 2) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		0 Months Ended	4 Months Ended	0 Months Ended
	Dec. 31, 2013 Officer and Employee [Member] Restricted Stock [Member]	Feb. 25, 2014 Subsequent Event [Member]	Feb. 21, 2014 Subsequent Event [Member] Officer and Employee [Member] Restricted Stock [Member]	Oct. 31, 2013 Private Placement [Member]	Feb. 12, 2014 Private Placement [Member] Subsequent Event [Member]
Unregistered Common Stock Issued				96,065,411
Registered Common Shares Issued Against Exchange Of Unregistered Common Shares					95,766,779
Percentage of Unregistered common shares tendered for registered common shares (as a percent)					99.70%
Maximum Loan Facility commitment from European financial institution		$ 67,500
Granted	4,862,020		2,080,370
Shares vesting in three equal installments			1,990,370
Balance numner of shares vesting in three equal installments			90,000
Fair Value of awards			$ 19,410